Provisions for Legal Proceedings (Details) - Schedule of Legal Advisors and management’s Assessment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions for Legal Proceedings (Details) - Schedule of Legal Advisors and management’s Assessment [Line Items]
Opinion legal advisors and management’s assessment	$ 6,018,201	$ 4,139,689
Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Legal Advisors and management’s Assessment [Line Items]
Opinion legal advisors and management’s assessment	267,044	243,580
Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Legal Advisors and management’s Assessment [Line Items]
Opinion legal advisors and management’s assessment	405,148	336,478
Tax [Member]
Provisions for Legal Proceedings (Details) - Schedule of Legal Advisors and management’s Assessment [Line Items]
Opinion legal advisors and management’s assessment	$ 5,346,009	$ 3,559,631